CALAMOS® FAMILY OF FUNDS

Supplement dated August 31, 2012 to the

CALAMOS® FAMILY OF FUNDS Class A, B, C, I and R

Prospectuses and Statement of Additional Information

dated February 29, 2012 as previously supplemented on

July 2, 2012, May 15, 2012 and March 30, 2012.

Mr. Nick P. Calamos, President of Investments and Co-CIO of Calamos Advisors LLC and Vice President of the Calamos Family of Funds has resigned from these positions and Mr. Gary D. Black has been appointed as the Executive Vice President, Global Co-CIO and CIO of Alternative Investments. All references to Mr. Nick P. Calamos are hereby deleted from the Prospectuses and Statement of Additional Information. Mr. Nick P. Calamos will remain as an adviser to the firm, will assist in the transition of his duties to the new Global Co-CIO and will remain as a member of the board of directors for Calamos Asset Management, Inc. the publicly traded parent company of Calamos Advisors LLC.

The following table replaces the table listing the Fund’s portfolio managers in its entirety on pages 7, 42, 47, 52, 62 and 67 of the Class A, B and C Prospectus, and on pages 6,35,39,44,52 and 57 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	VP, Senior Strategy Analyst
Joe Wysocki	4 years	VP, Senior Strategy Analyst

The following table replaces the table listing the Fund’s portfolio managers in its entirety on page 12 of the Class A, B and C Prospectus, and on page 10 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	Since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
Jeff Miller	since July 2, 2012	SVP, Senior Strategy Analyst, Value Team
Ariel Fromer	since July 2, 2012	VP, Senior Strategy Analyst, Value Team
Tammy Miller	since July 2, 2012	VP, Senior Sector Analyst, Value Team

MFSPL2 08/31/12

The following table replaces the table listing the Fund’s portfolio managers in its entirety on pages 17 and 27 of the Class A, B and C Prospectus, and on pages 14 and 22 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	VP, Senior Strategy Analyst
Joe Wysocki	4 years	VP, Senior Strategy Analyst

The following table replaces the table listing the Fund’s portfolio managers in its entirety on pages 22, 32, 37 of the Class A, B and C Prospectus, and on pages 18, 26, 30 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	Since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	VP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	VP, Senior Strategy Analyst

The following table replaces the table listing the Fund’s portfolio managers in its entirety on page 57 of the Class A, B and C Prospectus, and on page 48 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
John P. Calamos Jr.	4 years	EVP

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Jeff Scudieri	4 years	SVP, Co-Head of Research and Investments
Jon Vacko	4 years	SVP, Co-Head of Research and Investments
John Hillenbrand	4 years	SVP, Senior Strategy Analyst
Steve Klouda	4 years	SVP, Senior Strategy Analyst
Christopher Hartman	3.5 years	VP, Senior Strategy Analyst
Joe Wysocki	3.5 years	VP, Senior Strategy Analyst

The following revised and supplemental language replaces “Team Approach to Management” in its entirety on page 77 of the Class A, B and C Prospectus, and page 66 of the Class I and R Prospectus.

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs, Co-Heads of Research and Investments, senior strategy analysts, intermediate analysts and junior analysts. The Global Co-CIOs, Co-Heads of Research and Investments and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Global Co-CIOs, Co-Heads of Research and Investments and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Global Co-CIOs, along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each member of the senior investment team is further identified below.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all funds except Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. John P. Calamos, Sr. and Gary D. Black, along with Jeff Scudieri and Jon Vacko, are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman, Joe Wysocki, Jeff Miller and Ariel Fromer are each senior strategy analysts and Tammy Miller is a senior sector analyst (collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the “Value Team”).

With regard to the Value Fund, Messrs. John Calamos, Sr. and Gary D. Black will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company. Gary D. Black became the Executive Vice President, Global Co-CIO and CIO of Alternative Investments of CALAMOS ADVISORS as of August 31, 2012. Mr. Black served as Chief Executive Officer, Chief Investment Officer, and a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto, he served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009. John P. Calamos, Jr., Executive Vice President of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since September 2002. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto he was a senior strategy analyst since July 2002. John Hillenbrand joined CALAMOS ADVISORS in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined CALAMOS ADVISORS in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined CALAMOS ADVISORS in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and has been a senior strategy analyst since February 2007. Jeff Miller joined CALAMOS ADVISORS in July 2012 as a senior strategy analyst, value team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC. Ariel Fromer joined CALAMOS ADVISORS in July 2012 as a senior strategy analyst, value team. Prior thereto she was Portfolio Manager and Vice President Value Equities at American Independence Financial Services LLC. Tammy Miller joined CALAMOS ADVISORS in July 2012 as a senior sector analyst, value team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The following revised and supplemental language replaces the “Trustees who are Interested Persons of the Trust” chart in its entirety on page 27 of the Statement of Additional Information of the section titled “Management”:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 72*	Trustee and President (since 1988)	19	Chairman, CEO, and Global Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”), and Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”); Director, CAM
*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS.

The following revised and supplemental language replaces the “Officers” chart in its entirety on page 28 of the Statement of Additional Information in the section titled “Management”:

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is President and CEO of the Trust. The following table sets forth each other officer’s name, age at July 31, 2012, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Nimish S. Bhatt, 49	Vice President and Chief Financial Officer (since 2007)	Senior Vice President since 2004, Chief Financial Officer (since May 2011), Head of Fund Administration (since November 2011), CAM, CILLC, Calamos Advisors, CWM and CFS; prior thereto Director of Operations (since 2004); Director, Calamos Global Funds PLC (since 2007); Member, board of directors of NICSA (a not-for-profit industry trade organization) (since June 2006)
James J. Boyne, 46	Vice President (since 2008) and Assistant Secretary (since 2010)	Executive Vice President and Chief Operating Officer, CAM, CILLC, CWM, Calamos Advisors and CFS (since 2011); prior thereto President of Distribution and Operations (since 2008); Senior Vice President, General Counsel and Secretary, CAM, CILLC, CWM, Calamos Advisors (since 2008); Chief Operating Officer – Distribution, CFS (since 2008); prior thereto, Chief Operating Officer, General Counsel and Executive Managing Director of McDonnell Investment Management, LLC (2001- 2008)

Curtis Holloway, 45	Treasurer (since 2010), Prior thereto Assistant Treasurer since 2007	Treasurer of Calamos Investment Trust, Calamos Advisors Trust, CHI, CHY, CSQ, CGO and CHW (since June 2010); prior thereto Assistant Treasurer (since 2007)

J. Christopher Jackson, 61	Vice President and Secretary (since 2010)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors and CFS (since 2010); Director, Calamos Global Funds PLC (since 2011); prior thereto Director, U.S. Head of Retail Legal and Co-Global Head of Retail Legal of Deutsche Bank AG (2006-2010); prior thereto, Director, Senior Vice President, General Counsel and Assistant Secretary of Hansberger Global Investors, Inc. (1996-2006)

Mark J. Mickey, 61	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors, CFS (2005-2006);

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

The following revised and supplemental language replaces the last paragraph in its entirety of the section titled “Investment Advisory Services” on page 37 of the Statement of Additional Information:

Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family. John P. Calamos, Sr., is an affiliated person of the Funds and their advisor by virtue of his position as Trustee and President and CEO of the Trust and Chairman, CEO and Global Co-Chief Investment Officer of CALAMOS ADVISORS. Nimish S. Bhatt, James J. Boyne and J. Christopher Jackson are affiliated persons of the Funds and their advisor by virtue of their positions as Vice President and Chief Financial Officer; Vice President and Assistant Secretary; and Vice President and Secretary of the Trust; respectively, and as Senior Vice President and Chief Financial Officer; Executive Vice President and Chief Operating Officer; and Senior Vice President, General Counsel and Secretary of Calamos Advisors, respectively.

The following revised and supplemental language replaces “Team Approach to Management” in its entirety on page 39 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

While day-to-day management of each portfolio is a team effort, the Global Co-Chief Investment Officers (“Global Co-CIOs”), along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with team members in developing and executing each respective portfolio’s investment program. Each of the senior investment team is further identified below.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of Calamos Advisors, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all the Funds except the Value Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. John P. Calamos, Sr. and Gary D. Black, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman, Joe Wysocki, Jeff Miller and Ariel Fromer are each senior strategy analysts and Tammy Miller is a senior sector analyst (collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as the “Value Team”). The Global Co-CIOs, Co-Heads of Research and Investments and senior strategy analysts are referred to collectively as “Team Leaders.”

With regard to the Value Fund, Messrs. John P. Calamos, Sr. and Gary D. Black will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investment, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of July 31, 2012 is set forth below.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	23	25,157,933,008	11	2,099,034,702	2,695	5,216,891,377
Gary D. Black*	23	25,157,933,008	12	2,105,896,702	2,695	5,216,891,377
John P. Calamos, Jr.	22	25,123,209,185	11	2,099,034,702	2,695	5,216,891,377

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jeff Scudieri	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
Jon Vacko	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
John Hillenbrand	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
Steve Klouda	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
Christopher Hartman	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
Joe Wysocki	21	25,087,997,673	11	2,099,034,702	2,695	5,216,891,377
Jeff Miller	1	34,723,823	0	-	3	1,526,262
Ariel Fromer	1	34,723,823	0	-	3	1,562,262
Tammy Miller	1	34,723,823	0	-	3	1,562,262

The accounts listed below include an advisory fee that is based on performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	3	1,154,957,193	0	-	0	-
Gary D. Black*	3	1,154,957,193	0	-	0	-
John P. Calamos, Jr.	3	1,154,957,193	0	-	0	-
Jeff Scudieri	3	1,154,957,193	0	-	0	-
Jon Vacko	3	1,154,957,193	0	-	0	-
John Hillenbrand	3	1,154,957,193	0	-	0	-
Steve Klouda	3	1,154,957,193	0	-	0	-
Christopher Hartman	3	1,154,957,193	0	-	0	-
Joe Wysocki	3	1,154,957,193	0	-	0	-
Jeff Miller	0	-	0	-	0	-
Ariel Fromer	0	-	0	-	0	-
Tammy Miller	0	-	0	-	0	-

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

*Mr. Gary D. Black joined the firm as of August 31, 2012 and was not responsible for the day- to-day management of any registered investment companies, pooled investment vehicles or other accounts as of July 31, 2012. As of August 31, 2012 he assumed day-to-day management of all noted accounts.

The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of October 31, 2011, John P. Calamos, Sr. and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., and John P. Calamos, Jr. For 2011, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the industry peer group. Mr. Black has also entered into an employment agreement that provides for compensation in the form of an annual base salary, target bonus, and a long-term incentive (“LTI”) target bonus. His annual cash target bonus is 300% of base salary, the annual LTI target bonus is 300% of base salary, and he will receive up to 12.5% of certain incentive fee payments collected by an affiliated entity of Calamos Advisors.

As of October 31, 2011, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary LTI awards, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan. The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. Most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

At October 31, 2011, each Team Leader beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds having values within the indicated dollar ranges.

	GROWTH FUND	GROWTH AND INCOME FUND	VALUE FUND	BLUE CHIP FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr. .	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
Jeff Scudieri	$100,001 to $500,000	$100,001 to $500,000	$1 to $10,000	None
Jon Vacko	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000
John Hillenbrand	$100,001 to $500,000	$10,001 to $50,000	None	None
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000
Christopher Hartman	$50,001 to $100,000	$100,001 to $500,000	$10,001 to $50,000	None
Joe Wysocki	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	None

	DISCOVERY GROWTH FUND	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND
John P. Calamos, Sr.	None	Over $1,000,000	Over $1,000,000	Over $1,000,000	$50,001 to $100,000
John P. Calamos, Jr.	$1 to $10,000	Over $1,000,000	$500,001 to $1,000,000	None	$100,001 to $500,000
Jeff Scudieri	None	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000	$10,001 to $50,000
Jon Vacko	None	$100,001 to $500,000	$100,001 to $500,000	None	$50,001 to $100,000
John Hillenbrand	None	$10,001 to $50,000	$50,001 to $100,000	None	None
Steve Klouda	None	$50,001 to $100,000	$50,001 to $100,000	None	None
Christopher Hartman	None	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	None
Joe Wysocki	$1 to $10,000	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	$1 to $10,000

	MARKET NEUTRAL INCOME FUND	HIGH YIELD FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$50,001 to $100,000	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000
Jeff Scudieri	None	None	$10,001 to $50,000	$100,001 to $500,000
Jon Vacko	$10,001 to $50,000	$50,001 to $100,000	$10,001 to $50,000	$100,001 to $500,000
John Hillenbrand	$10,001 to $50,000	$10,001 to $50,000	None	None
Steve Klouda	None	None	None	None
Christopher Hartman	None	None	None	$10,001 to $50,000
Joe Wysocki	None	$1 to $10,000	None	$1 to $10,000

*	Valuation as of October 31, 2011.

Please retain this supplement for future reference